Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 29,111	$ 33,986	$ 108,382
Restricted cash	$ 0	0	1,953
Total cash, cash equivalents and restricted cash		$ 33,986	$ 110,335